CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 728,992	$ 651,000	$ 572,931
COST OF REVENUES (exclusive of amortization presented separately below)	167,065	158,574	138,295
GROSS MARGIN	561,927	492,426	434,636
EXPENSES
Sales and marketing	82,570	73,692	68,161
Research and development	105,310	95,497	84,103
General and administrative	72,457	65,248	57,373
Other charges (Note 20)	10,429	7,466	21,649
Amortization of intangible assets	81,183	69,399	60,501
TOTAL EXPENSES	351,949	311,302	291,787
INCOME FROM OPERATIONS	209,978	181,124	142,849
INTEREST EXPENSE	(967)	(1,004)	(1,363)
INVESTMENT AND OTHER INCOME	8,079	11,513	9,666
INCOME BEFORE INCOME TAXES	217,090	191,633	151,152
INCOME TAX EXPENSE (RECOVERY) (Note 18)
Current	42,252	53,402	41,223
Deferred	11,071	(5,042)	(5,978)
Income tax expense	53,323	48,360	35,245
NET INCOME	$ 163,767	$ 143,273	$ 115,907
EARNINGS PER SHARE (Note 16)
Basic (in $ per share)	$ 1.91	$ 1.68	$ 1.36
Diluted (in $ per share)	$ 1.87	$ 1.64	$ 1.34
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,871	85,443	85,068
Diluted (in shares)	87,579	87,323	86,818